UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center
1209 Orange St. Wilmington, DE 19801

With Copies to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   08/31/2017

Date of reporting period: 11/30/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCK - 93.00%	Shares	Fair Value

Aerospace & Defense - 4.31%
Lockheed Martin Corp.	4,119	$1,092,565

Agriculture - 3.38%
Altria Group, Inc.	13,400	856,662

Banks - 18.94%
Bank of America Corp.	69,000	1,457,280
BB&T Corp.	2,900	131,225
Citigroup, Inc.	21,000	1,184,190
Goldman Sachs Group, Inc.	2,300	504,367
JPMorgan Chase & Co.	17,200	1,378,924
PNC Financial Services Group, Inc.	1,300	143,702
		4,799,688
Beverages - 5.12%
Diageo PLC - ADR	5,800	587,192
PepsiCo, Inc.	7,100	710,710
		1,297,902
Biotechnology - 0.35%
Biogen, Inc. (a)	300	88,221

Computers - 7.08%
Apple, Inc.	10,500	1,160,460
International Business Machines Corp.	3,700	600,214
Leidos Holdings, Inc.	665	34,048
		1,794,722
Diversified Financial Services - 4.54%
BlackRock, Inc.	3,100	1,149,449

Food - 3.59%
Sysco Corp.	17,100	910,575

Healthcare - Products - 1.59%
Baxter International, Inc.	9,100	403,767

Insurance - 4.37%
Allianz SE - ADR	1,400	22,211
Berkshire Hathaway, Inc. - Class B (a)	6,900	1,086,336
		1,108,547
Internet - 0.15%
Alibaba Group Holding Ltd. - ADR (a)	400	37,608

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

COMMON STOCK - 93.00% (Continued)	Shares	Fair Value

Investment Companies - 0.28%
Ares Capital Corp.	2,300	$36,892
BlackRock Capital Investment Corp.	4,500	33,345
		70,237
Lodging - 0.19%
MGM Resorts International (a)	1,700	48,807

Media - 1.10%
Comcast Corp. - Class A	4,000	278,040

Miscellaneous Manufacturing - 3.05%
General Electric Co.	25,100	772,076

Oil & Gas - 17.20%
BP PLC - ADR	29,700	1,039,797
Chevron Corp.	8,900	992,884
China Petroleum & Chemical Corp. - ADR	5,500	397,100
ConocoPhillips	16,900	819,988
Exxon Mobil Corp.	12,700	1,108,710
		4,358,479
Pharmaceuticals - 0.71%
AstraZeneca PLC - ADR	2,800	73,192
Pfizer, Inc.	3,300	106,062
		179,254
Retail - 5.08%
McDonald's Corp.	10,800	1,288,116

Semiconductors - 4.38%
Intel Corp.	30,000	1,041,000
Skyworks Solutions, Inc.	900	69,165
		1,110,165
Software - 5.45%
Microsoft Corp.	22,900	1,379,954

Telecommunications - 2.14%
China Mobile Ltd. - ADR	9,900	541,431

TOTAL COMMON STOCK (Cost $20,633,342)		23,566,265

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

	Shares	Fair Value
CLOSED-END FUNDS - 9.21%
Alpine Total Dynamic Dividend Fund	30,000	$220,500
Boulder Growth & Income Fund, Inc.	78,100	676,346
Clough Global Equity Fund	4,000	43,680
Deutsche Global High Income Fund, Inc.	28,000	227,920
Deutsche High Income Opportunities Fund, Inc.	4,000	56,360
Eaton Vance Short Duration Diversified Income Fund	34,938	465,374
Special Opportunities Fund, Inc.	22,185	312,587
Virtus Total Return Fund	76,062	332,391

TOTAL CLOSED-END FUNDS (Cost $2,304,303)		2,335,158

EXCHANGE-TRADED FUNDS - 3.11%

Equity Funds - 3.11%
iShares MSCI EAFE ETF	5,200	295,308
iShares U.S. Financial Services ETF	4,800	492,048
		787,356

TOTAL EXCHANGE-TRADED FUNDS (Cost $736,470)		787,356

MUTUAL FUNDS - 0.23%

Equity Funds - 0.23%
ClearBridge Real Estate Opportunities Fund (e)	6,200	58,218

TOTAL MUTUAL FUNDS (Cost $81,860)		58,218

OPTIONS PURCHASED (Cost $54,405) - 0.16% (c)		41,327

SHORT-TERM INVESTMENTS - 2.13%
Federated Government Obligations Fund - Institutional Shares, 0.24% (d)	539,629	539,629
TOTAL SHORT-TERM INVESTMENTS (Cost $539,629)		539,629

TOTAL INVESTMENTS (Cost $24,368,491) – 107.84%		$27,327,953

OPTIONS WRITTEN (Proceeds $2,175,257) - (8.68)% (f)		(2,199,170)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.84%		211,899

NET ASSETS - 100%		$25,340,682

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at November 30, 2016, is subject to change and resets daily.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

(f)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2016 (Unaudited)

OPTIONS PURCHASED - 0.16%

	Strike	Expiration	Contracts [1]	Fair Value

PUT OPTIONS PURCHASED - 0.16%

CBOE S&P 500 Index	$1,750.00	1/20/2017	289	$32,657
CBOE S&P 500 Index	$1,675.00	12/30/2016	289	8,670
TOTAL PUT OPTIONS PURCHASED (Cost $54,405)				41,327

TOTAL OPTIONS PURCHASED (Cost $54,405)				$41,327

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2016 (Unaudited)

OPTIONS WRITTEN - (8.68)%

CALL OPTIONS WRITTEN - (2.01)%
	Strike	Expiration	Contracts [1]	Fair Value

SPDR S&P 500 ETF Trust	$2,400.00	12/15/2017	112	$509,600

TOTAL CALL OPTIONS WRITTEN (Proceeds $322,753)				$509,600

PUT OPTIONS WRITTEN - (6.67%)
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	$83.00	1/19/2018	20	$10,150
iShares iBoxx $ High Yield Corporate Bond ETF	$85.00	1/20/2017	70	8,400
BP PLC - ADR	$34.50	12/2/2016	50	600
SPDR S&P 500 ETF Trust	$1,850.00	12/15/2017	289	1,670,420

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,852,504)				$1,689,570

TOTAL OPTIONS WRITTEN (Proceeds $2,175,257)				$2,199,170

[1]	Each option contract is equivalent to 100 shares/units of the underlying common stock/index. All options are non-income producing.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of  November 30, 2016.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$23,566,265	$-	$-	$23,566,265
Closed-End Funds (2)	2,335,158	-	-	2,335,158
Exchange-Traded Funds (2)	787,356	-	-	787,356
Mutual Funds	-	58,218	-	58,218
Put Options Purchased	41,327	-	-	41,327
Short-Term Investments	539,629	-	-	539,629
Total Assets	$27,269,735	$58,218	$-	$27,327,953

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$509,600	$-	$-	$509,600
Put Options Written	1,689,570	-	-	1,689,570
Total Liabilities	$2,199,170	$-	$-	$2,199,170

(1)
As of and during the three month period ended November 30, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2016, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

Exchange-Traded and Closed-End Funds - The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Derivative Transactions

As of November 30, 2016, portfolio securities valued at $26,581,028 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the three month period ended November 30, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	3,924	$1,446,633
Options written	462	525,753
Options covered	(4,274)	(1,649,633)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	112	$322,753

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	2,980	$1,925,114
Options written	3,249	4,152,598
Options covered	(5,800)	(4,225,208)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	429	$1,852,504

*	One option contract is equivalent to one hundred shares of common stock.

As of November 30, 2016, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Investments, at value	$-	$-	$-
Put options purchased	Investments, at value	41,327	-	41,327
Total Assets		$41,327	$-	$41,327

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$509,600	$-	$509,600
Put options written	Options written, at value	1,671,020	18,550	1,689,570
Total Liabilities		$2,180,620	$18,550	$2,199,170

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

For the three month period ended November 30, 2016, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$-	$-	$-
Put options purchased	Options purchased	34,318	-	34,318
Call options written	Options written	(292,852)	-	(292,852)
Put option written	Options written	(29,973)	(5,436)	(35,409)
		$(288,507)	$(5,436)	$(293,943)

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$-	$-	$-
Put options purchased	Options purchased	(277,228)	-	(277,228)
Call options written	Options written	290,700	-	290,700
Put option written	Options written	736,594	12,877	749,471
		$750,066	$12,877	$762,943

The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2016.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Liabilities
Options Written Contracts	$41,327	(1)	$-	$41,327	(1)	$41,327	(2)	$-	$-
Total	$41,327	(1)	$-	$41,327	(1)	$41,327	(2)	$-	$-

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,199,170	(1)	$-	$2,199,170	(1)	$2,199,170	(2)	$-	$-
Total	$2,199,170	(1)	$-	$2,199,170	(1)	$2,199,170	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments November 30, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 22,095,311	$ 4,330,377	$ (1,296,905)	$ 3,033,472

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 27, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	January 27, 2017